PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 98.3%
Common Stocks
Aerospace & Defense 3.8%
Aerojet Rocketdyne Holdings, Inc.*	10,990	$ 485,758
Airbus SE (France)	76,645	11,266,214
Boeing Co. (The)	23,650	8,660,157
Safran SA (France)	56,110	9,170,713
United Technologies Corp.	44,482	6,598,460
		36,181,302
Airlines 0.1%
SkyWest, Inc.	7,507	470,239
Spirit Airlines, Inc.*(a)	9,162	357,959
		828,198
Auto Components 0.1%
Dana, Inc.	66,248	1,122,904
Automobiles 0.1%
Winnebago Industries, Inc.	13,266	630,533
Banks 9.4%
Ameris Bancorp	27,124	1,183,963
Atlantic Union Bankshares Corp.	64,042	2,420,788
Bank of America Corp.	379,152	12,633,345
BankUnited, Inc.	109,438	3,836,896
BB&T Corp.	137,145	7,504,574
Brookline Bancorp, Inc.	131,673	2,113,352
Byline Bancorp, Inc.*	69,329	1,274,960
Citigroup, Inc.	109,203	8,203,329
East West Bancorp, Inc.	65,637	3,007,487
First Bancorp	72,804	2,846,636
First Financial Bancorp	40,723	990,383
Great Western Bancorp, Inc.	48,740	1,675,194
Hilltop Holdings, Inc.	46,639	1,148,719
Home BancShares, Inc.	92,229	1,735,750
IBERIABANK Corp.	7,852	573,118
International Bancshares Corp.(a)	44,246	1,876,915
JPMorgan Chase & Co.	118,447	15,606,577
OFG Bancorp (Puerto Rico)	25,069	537,730
Pinnacle Financial Partners, Inc.	70,998	4,360,697
PNC Financial Services Group, Inc. (The)	54,998	8,426,244
Renasant Corp.	57,650	2,040,810

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Seacoast Banking Corp. of Florida*(a)	79,151	$ 2,354,742
Wintrust Financial Corp.	43,341	2,943,287
		89,295,496
Beverages 0.6%
MGP Ingredients, Inc.(a)	27,737	1,265,362
PepsiCo, Inc.	34,428	4,676,355
		5,941,717
Biotechnology 1.4%
Amicus Therapeutics, Inc.*	261,212	2,737,502
Arena Pharmaceuticals, Inc.*	18,543	878,567
Audentes Therapeutics, Inc.*	35,374	1,026,907
Emergent BioSolutions, Inc.*(a)	31,838	1,746,633
Epizyme, Inc.*	14,606	241,291
Halozyme Therapeutics, Inc.*	25,975	503,655
Ligand Pharmaceuticals, Inc.*(a)	12,272	1,386,736
MacroGenics, Inc.*(a)	52,971	501,635
Mirati Therapeutics, Inc.*(a)	20,388	2,054,499
Natera, Inc.*	74,361	2,713,433
		13,790,858
Building Products 1.4%
Armstrong World Industries, Inc.	6,158	591,291
Builders FirstSource, Inc.*	33,025	839,165
JELD-WEN Holding, Inc.*	85,204	1,938,391
Johnson Controls International PLC	137,002	5,867,796
PGT Innovations, Inc.*	115,003	1,653,743
Trex Co., Inc.*(a)	13,347	1,148,643
Universal Forest Products, Inc.	28,441	1,410,674
		13,449,703
Capital Markets 1.4%
Artisan Partners Asset Management, Inc. (Class A Stock)	15,584	462,377
Brightsphere Investment Group, Inc.	245,354	2,362,759
Cohen & Steers, Inc.	9,735	653,511
Federated Investors, Inc. (Class B Stock)	32,576	1,091,948
Goldman Sachs Group, Inc. (The)	25,344	5,609,894

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Moelis & Co. (Class A Stock)	59,488	$ 1,960,724
Stifel Financial Corp.	25,013	1,563,813
		13,705,026
Chemicals 1.8%
Ferro Corp.*	139,638	2,013,580
FMC Corp.	55,465	5,433,351
Linde PLC (United Kingdom)	38,532	7,945,684
PolyOne Corp.	67,624	2,132,185
		17,524,800
Commercial Services & Supplies 0.7%
Healthcare Services Group, Inc.	45,104	1,134,366
Knoll, Inc.	54,822	1,510,894
Mobile Mini, Inc.	99,842	3,790,002
		6,435,262
Communications Equipment 0.0%
Acacia Communications, Inc.*	5,702	379,981
Construction & Engineering 0.4%
EMCOR Group, Inc.	8,397	746,745
Great Lakes Dredge & Dock Corp.*	254,638	2,719,534
		3,466,279
Construction Materials 0.5%
Summit Materials, Inc. (Class A Stock)*	211,263	5,042,848
Consumer Finance 0.9%
Capital One Financial Corp.	58,807	5,881,288
SLM Corp.	347,968	2,968,167
		8,849,455
Diversified Consumer Services 0.1%
K12, Inc.*	29,546	580,579
Diversified Telecommunication Services 1.1%
Bandwidth, Inc. (Class A Stock)*(a)	37,528	2,098,941

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services (cont’d.)
Cogent Communications Holdings, Inc.	6,941	$ 435,062
Verizon Communications, Inc.	124,868	7,522,048
		10,056,051
Electric Utilities 1.6%
ALLETE, Inc.	7,799	624,778
American Electric Power Co., Inc.	135,764	12,402,041
El Paso Electric Co.	23,538	1,596,347
Portland General Electric Co.	13,507	749,774
		15,372,940
Electrical Equipment 0.7%
Atkore International Group, Inc.*	21,319	889,428
Emerson Electric Co.(a)	64,673	4,776,748
Generac Holdings, Inc.*	8,618	848,873
		6,515,049
Electronic Equipment, Instruments & Components 0.7%
Anixter International, Inc.*	4,586	393,662
Benchmark Electronics, Inc.	38,807	1,337,677
Methode Electronics, Inc.	36,586	1,361,365
nLight, Inc.*	66,403	1,323,412
Tech Data Corp.*	5,476	793,418
Vishay Intertechnology, Inc.	54,185	1,077,740
		6,287,274
Energy Equipment & Services 0.7%
Cactus, Inc. (Class A Stock)	69,825	2,108,017
Helix Energy Solutions Group, Inc.*	84,737	703,317
Schlumberger Ltd.	95,516	3,457,679
		6,269,013
Entertainment 3.2%
IMAX Corp.*	99,774	2,145,141
Netflix, Inc.*	26,905	8,465,927
Walt Disney Co. (The)	128,191	19,431,192
		30,042,260

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) 3.6%
American Assets Trust, Inc.	20,044	$ 952,691
American Tower Corp.	18,241	3,904,121
Boston Properties, Inc.	31,824	4,408,897
Colony Capital, Inc.	239,403	1,168,287
Columbia Property Trust, Inc.	88,493	1,837,115
CoreCivic, Inc.	71,700	1,086,255
Cousins Properties, Inc.	52,457	2,123,984
Gaming & Leisure Properties, Inc.	30,531	1,288,408
GEO Group, Inc. (The)	39,405	546,153
Hersha Hospitality Trust	86,041	1,220,061
Independence Realty Trust, Inc.	290,202	4,335,618
Lexington Realty Trust(a)	147,000	1,628,760
LTC Properties, Inc.	24,109	1,128,542
Mack-Cali Realty Corp.	26,587	568,696
National Storage Affiliates Trust	65,538	2,195,523
NexPoint Residential Trust, Inc.	9,790	468,452
QTS Realty Trust, Inc. (Class A Stock) (a)	38,935	2,066,281
Summit Hotel Properties, Inc.	181,827	2,203,743
Terreno Realty Corp.	11,632	671,399
Xenia Hotels & Resorts, Inc.	30,900	650,754
		34,453,740
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	22,303	6,686,663
Performance Food Group Co.*	124,189	5,844,334
Walmart, Inc.	87,209	10,385,720
		22,916,717
Food Products 1.5%
Adecoagro SA (Brazil)*	165,479	1,138,495
Conagra Brands, Inc.	122,146	3,526,355
Darling Ingredients, Inc.*	101,890	2,424,982
Mondelez International, Inc. (Class A Stock)	137,396	7,218,786
		14,308,618
Health Care Equipment & Supplies 3.8%
CONMED Corp.	3,733	422,837
DexCom, Inc.*	18,789	4,270,928
Edwards Lifesciences Corp.*	30,498	7,470,180
Glaukos Corp.*(a)	38,632	2,477,470
Integra LifeSciences Holdings Corp.*	31,840	1,941,922
Intuitive Surgical, Inc.*	10,916	6,472,096

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Merit Medical Systems, Inc.*(a)	48,690	$ 1,363,320
Novocure Ltd.*	13,069	1,204,700
Silk Road Medical, Inc.*(a)	21,579	777,276
Tandem Diabetes Care, Inc.*	11,012	760,158
Zimmer Biomet Holdings, Inc.	58,529	8,503,093
		35,663,980
Health Care Providers & Services 1.6%
Acadia Healthcare Co., Inc.*(a)	48,777	1,568,668
Amedisys, Inc.*	6,975	1,136,646
Ensign Group, Inc. (The)	22,383	972,094
Guardant Health, Inc.*(a)	14,880	1,155,730
HealthEquity, Inc.*	23,103	1,452,948
Laboratory Corp. of America Holdings*	38,736	6,673,825
Premier, Inc. (Class A Stock)*	25,545	907,869
Select Medical Holdings Corp.*	72,926	1,612,394
		15,480,174
Health Care Technology 0.7%
HMS Holdings Corp.*	21,622	652,984
Livongo Health, Inc.*	18,458	527,161
Tabula Rasa HealthCare, Inc.*(a)	38,276	1,707,492
Teladoc Health, Inc.*(a)	42,156	3,530,144
		6,417,781
Hotels, Restaurants & Leisure 2.0%
BJ’s Restaurants, Inc.	15,882	653,544
Denny’s Corp.*	58,875	1,150,418
Everi Holdings, Inc.*	70,568	950,551
Marriott International, Inc. (Class A Stock)	25,201	3,537,212
McDonald’s Corp.	23,413	4,553,360
Penn National Gaming, Inc.*	54,203	1,248,295
Planet Fitness, Inc. (Class A Stock)*	54,233	4,008,904
Texas Roadhouse, Inc.	13,651	790,393
Wingstop, Inc.	26,733	2,138,640
		19,031,317

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables 0.2%
Taylor Morrison Home Corp.*	37,891	$ 879,829
TRI Pointe Group, Inc.*	56,346	877,871
		1,757,700
Independent Power & Renewable Electricity Producers 0.3%
NextEra Energy Partners LP	54,114	2,875,077
Insurance 1.9%
Axis Capital Holdings Ltd.	17,614	1,042,397
Chubb Ltd.	49,698	7,528,253
Goosehead Insurance, Inc. (Class A Stock)(a)	38,881	1,575,458
MetLife, Inc.	139,639	6,969,382
ProSight Global, Inc.*	35,634	611,836
Universal Insurance Holdings, Inc.	22,114	643,517
		18,370,843
Interactive Media & Services 3.9%
Alphabet, Inc. (Class A Stock)*	11,138	14,524,955
Alphabet, Inc. (Class C Stock)*	7,170	9,356,563
Facebook, Inc. (Class A Stock)*	63,580	12,820,271
		36,701,789
Internet & Direct Marketing Retail 3.3%
Alibaba Group Holding Ltd. (China), ADR*	60,166	12,033,200
Amazon.com, Inc.*	10,637	19,155,110
		31,188,310
IT Services 6.2%
Adyen NV (Netherlands), 144A*	10,396	7,976,047
EVERTEC, Inc. (Puerto Rico)	29,424	953,926
Evo Payments, Inc. (Class A Stock)*	33,512	940,682
FleetCor Technologies, Inc.*	15,812	4,853,019
InterXion Holding NV (Netherlands)*	45,246	3,847,720
KBR, Inc.	21,305	634,250
LiveRamp Holdings, Inc.*	27,206	1,362,748
Mastercard, Inc. (Class A Stock)	48,399	14,143,640
MAXIMUS, Inc.	20,035	1,495,613
PayPal Holdings, Inc.*	30,407	3,284,260
Shopify, Inc. (Canada) (Class A Stock)*	13,140	4,424,895
Square, Inc. (Class A Stock)*	24,622	1,701,872

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Twilio, Inc. (Class A Stock)*(a)	26,124	$ 2,698,087
Visa, Inc. (Class A Stock)	58,495	10,792,912
		59,109,671
Life Sciences Tools & Services 0.8%
Cambrex Corp.*	5,069	303,988
Illumina, Inc.*	15,817	5,073,461
Medpace Holdings, Inc.*	9,454	724,838
Syneos Health, Inc.*	34,728	1,906,914
		8,009,201
Machinery 1.8%
Actuant Corp. (Class A Stock)	57,707	1,417,284
CIRCOR International, Inc.*	22,496	997,923
Federal Signal Corp.	36,957	1,217,364
Gardner Denver Holdings, Inc.*(a)	54,567	1,848,184
Harsco Corp.*	79,342	1,765,360
Hillenbrand, Inc.	15,049	475,849
Kennametal, Inc.	39,522	1,376,551
Mueller Water Products, Inc. (Class A Stock)	79,351	895,079
NN, Inc.	110,239	960,182
RBC Bearings, Inc.*	4,085	677,620
Rexnord Corp.*	115,161	3,637,936
Trinity Industries, Inc.	40,708	856,496
Welbilt, Inc.*	87,767	1,464,831
		17,590,659
Media 1.1%
Cardlytics, Inc.*	34,712	1,945,608
Comcast Corp. (Class A Stock)	171,266	7,561,394
TEGNA, Inc.	80,323	1,232,958
		10,739,960
Metals & Mining 0.3%
Commercial Metals Co.	17,739	378,905
Sandstorm Gold Ltd. (Canada)*(a)	301,764	2,030,872
		2,409,777
Mortgage Real Estate Investment Trusts (REITs) 0.4%
MFA Financial, Inc.	499,700	3,827,702

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multiline Retail 0.3%
Dollar Tree, Inc.*	27,811	$ 2,543,594
Multi-Utilities 0.6%
Black Hills Corp.	9,188	703,525
Dominion Energy, Inc.	48,971	4,069,980
NorthWestern Corp.	7,622	545,506
		5,319,011
Oil, Gas & Consumable Fuels 2.3%
Chevron Corp.	82,035	9,608,760
Noble Energy, Inc.	112,665	2,338,925
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	77,024	4,428,110
Tallgrass Energy LP (Class A Stock)	115,239	2,063,930
WPX Energy, Inc.*	351,420	3,457,973
		21,897,698
Paper & Forest Products 0.1%
Schweitzer-Mauduit International, Inc.	15,792	692,637
Pharmaceuticals 3.7%
AstraZeneca PLC (United Kingdom), ADR	349,137	16,926,162
Eli Lilly & Co.	52,358	6,144,211
Horizon Therapeutics PLC*	124,190	4,070,948
Intersect ENT, Inc.*	70,829	1,535,573
Pfizer, Inc.	132,512	5,104,362
Prestige Consumer Healthcare, Inc.*	30,479	1,151,192
		34,932,448
Professional Services 0.6%
CBIZ, Inc.*	26,197	703,651
FTI Consulting, Inc.*	9,494	1,034,751
Huron Consulting Group, Inc.*	28,268	1,895,369
Korn Ferry	46,623	1,831,352
		5,465,123
Real Estate Management & Development 0.2%
Kennedy-Wilson Holdings, Inc.	45,922	1,038,296
Marcus & Millichap, Inc.*	15,813	581,286
		1,619,582

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 1.1%
Saia, Inc.*	41,251	$ 3,914,720
Union Pacific Corp.	38,092	6,703,811
		10,618,531
Semiconductors & Semiconductor Equipment 4.8%
Amkor Technology, Inc.*	90,245	1,091,062
Broadcom, Inc.	31,805	10,057,059
Brooks Automation, Inc.	52,262	2,339,770
Inphi Corp.*	38,466	2,678,388
Lattice Semiconductor Corp.*	18,759	354,357
MaxLinear, Inc.*(a)	108,103	2,148,007
Monolithic Power Systems, Inc.	9,990	1,605,193
NVIDIA Corp.	46,915	10,168,357
QUALCOMM, Inc.	109,996	9,190,166
Texas Instruments, Inc.	39,900	4,796,379
Tower Semiconductor Ltd. (Israel)*	54,426	1,193,018
		45,621,756
Software 8.6%
Adobe, Inc.*	32,813	10,156,608
Coupa Software, Inc.*	31,178	4,785,511
CyberArk Software Ltd.*	35,111	4,302,853
Everbridge, Inc.*(a)	30,335	2,667,660
HubSpot, Inc.*	27,447	4,144,497
Microsoft Corp.	143,591	21,736,806
Proofpoint, Inc.*	21,832	2,591,240
Q2 Holdings, Inc.*(a)	34,740	2,933,098
salesforce.com, Inc.*	84,482	13,761,273
SAP SE (Germany), ADR(a)	41,098	5,587,273
Trade Desk, Inc. (The) (Class A Stock)*(a)	5,840	1,537,906
Varonis Systems, Inc.*	32,338	2,525,921
Workday, Inc. (Class A Stock)*	22,175	3,971,986
Zendesk, Inc.*	13,057	1,031,503
		81,734,135
Specialty Retail 1.9%
Advance Auto Parts, Inc.	13,368	2,099,845
American Eagle Outfitters, Inc.	59,685	893,484
Asbury Automotive Group, Inc.*	8,997	997,228
Boot Barn Holdings, Inc.*	51,883	2,065,981
Five Below, Inc.*	20,564	2,543,972
Hudson Ltd. (Class A Stock)*	91,249	1,269,274

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Lowe’s Cos., Inc.	43,438	$ 5,095,712
Monro, Inc.(a)	27,794	2,040,080
National Vision Holdings, Inc.*	28,871	871,904
		17,877,480
Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc.	96,619	25,821,428
Textiles, Apparel & Luxury Goods 4.1%
adidas AG (Germany)	18,646	5,808,424
G-III Apparel Group Ltd.*	28,443	841,913
Kering SA (France)	10,457	6,297,231
Kontoor Brands, Inc.	18,806	674,195
Lululemon Athletica, Inc.*	42,889	9,679,618
NIKE, Inc. (Class B Stock)	120,138	11,231,702
Steven Madden Ltd.(a)	96,416	4,094,788
		38,627,871
Thrifts & Mortgage Finance 0.2%
Essent Group Ltd.	9,967	544,697
Flagstar Bancorp, Inc.	16,967	632,190
Radian Group, Inc.	39,357	1,016,985
		2,193,872
Trading Companies & Distributors 0.6%
Aircastle Ltd.	10,529	336,823
Beacon Roofing Supply, Inc.*	17,698	524,746
BMC Stock Holdings, Inc.*	26,686	790,172
MRC Global, Inc.*	34,585	461,364
United Rentals, Inc.*	24,453	3,742,531
		5,855,636
Water Utilities 0.0%
American States Water Co.	5,517	470,545

Total Long-Term Investments (cost $631,709,743)		933,911,891

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2019 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 6.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	17,638,000	$ 17,638,000
PGIM Institutional Money Market Fund (cost $39,781,281; includes $39,713,373 of cash collateral for securities on loan)(b)(w)	39,781,891	39,785,869

Total Short-Term Investments (cost $57,419,281)		57,423,869

TOTAL INVESTMENTS 104.3% (cost $689,129,024)		991,335,760
Liabilities in excess of other assets (4.3)%		(41,063,184)

Net Assets 100.0%		$ 950,272,576

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
REITs—Real Estate Investment Trust
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $38,758,119; cash collateral of $39,713,373 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).